First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 96.1%
	Automobiles — 1.7%
80,308	Tesla, Inc. (a)	$32,492,617
	Banks — 5.4%
64,675	Associated Banc-Corp.	1,625,929
14,256	Bank of Hawaii Corp.	1,062,215
501,090	Citigroup, Inc. (b)	40,803,759
27,418	Commerce Bancshares, Inc.	1,831,522
32,016	East West Bancorp, Inc.	3,296,688
27,158	Glacier Bancorp, Inc.	1,348,938
84,087	JPMorgan Chase & Co.	22,476,455
365,246	Truist Financial Corp.	17,393,014
186,828	U.S. Bancorp	8,926,642
17,375	UMB Financial Corp.	2,048,512
22,750	United Bankshares, Inc.	875,875
		101,689,549
	Beverages — 0.7%
5,966	Boston Beer (The) Co., Inc., Class A (a)	1,495,497
64,119	Constellation Brands, Inc., Class A	11,592,715
		13,088,212
	Biotechnology — 6.3%
196,357	AbbVie, Inc. (b)	36,110,052
65,653	ACADIA Pharmaceuticals, Inc. (a)	1,225,085
47,606	Alnylam Pharmaceuticals, Inc. (a)	12,915,984
25,447	Arcellx, Inc. (a)	1,733,704
28,754	Blueprint Medicines Corp. (a)	3,235,688
48,859	Catalyst Pharmaceuticals, Inc. (a)	1,102,259
86,622	Exelixis, Inc. (a)	2,871,519
316,997	Gilead Sciences, Inc.	30,812,108
93,452	Incyte Corp. (a)	6,930,400
11,238	Krystal Biotech, Inc. (a)	1,795,158
48,951	Neurocrine Biosciences, Inc. (a)	7,431,741
34,677	Veracyte, Inc. (a)	1,577,110
23,823	Vertex Pharmaceuticals, Inc. (a)	10,998,603
		118,739,411
	Broadline Retail — 4.4%
285,684	Amazon.com, Inc. (a) (b)	67,901,373
6,805	Dillard’s, Inc., Class A	3,185,489
212,365	Etsy, Inc. (a)	11,660,962
		82,747,824
	Building Products — 1.7%
8,720	CSW Industrials, Inc.	2,875,943
89,131	Hayward Holdings, Inc. (a)	1,342,313
11,162	Lennox International, Inc.	6,612,592
50,575	Trane Technologies PLC	18,346,081
69,686	Zurn Elkay Water Solutions Corp.	2,748,416
		31,925,345
	Capital Markets — 3.0%
19,329	Artisan Partners Asset Management, Inc., Class A	863,813
23,113	MSCI, Inc.	13,793,145
52,078	Northern Trust Corp.	5,847,838

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
56,853	S&P Global, Inc.	$29,643,723
27,302	SEI Investments Co.	2,363,807
36,390	Tradeweb Markets, Inc., Class A	4,617,891
		57,130,217
	Chemicals — 0.7%
89,766	Axalta Coating Systems Ltd. (a)	3,226,190
78,004	CF Industries Holdings, Inc.	7,192,749
38,975	Scotts Miracle-Gro (The) Co.	2,765,666
		13,184,605
	Communications Equipment — 4.4%
330,697	Arista Networks, Inc. (a) (b)	38,106,215
599,522	Cisco Systems, Inc. (b)	36,331,033
28,157	F5, Inc. (a)	8,369,950
		82,807,198
	Construction & Engineering — 0.7%
12,849	Comfort Systems USA, Inc.	5,611,801
15,935	EMCOR Group, Inc.	7,139,836
		12,751,637
	Construction Materials — 0.2%
55,462	Summit Materials, Inc., Class A (a)	2,901,217
	Consumer Staples Distribution & Retail — 2.6%
111,602	Dollar General Corp.	7,930,438
51,097	Sprouts Farmers Market, Inc. (a)	8,090,699
56,706	Target Corp.	7,820,325
256,684	Walmart, Inc.	25,196,101
		49,037,563
	Containers & Packaging — 0.3%
54,487	Crown Holdings, Inc.	4,787,228
	Diversified Telecommunication Services — 0.1%
57,486	Iridium Communications, Inc.	1,652,722
	Electrical Equipment — 0.9%
11,423	Acuity Brands, Inc.	3,796,891
36,791	AMETEK, Inc.	6,790,147
38,029	Generac Holdings, Inc. (a)	5,678,870
		16,265,908
	Electronic Equipment, Instruments & Components — 1.4%
174,642	Amphenol Corp., Class A	12,361,161
213,434	Corning, Inc.	11,115,643
13,000	IPG Photonics Corp. (a)	953,290
6,496	Plexus Corp. (a)	920,548
		25,350,642
	Entertainment — 0.6%
20,046	Spotify Technology S.A. (a)	10,996,233
	Financial Services — 4.7%
54,115	Berkshire Hathaway, Inc., Class B (a) (b)	25,362,077
14,234	Euronet Worldwide, Inc. (a)	1,402,049
32,228	Jackson Financial, Inc., Class A	3,037,167

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
46,736	Mastercard, Inc., Class A	$25,958,577
22,399	NMI Holdings, Inc. (a)	865,049
361,595	PayPal Holdings, Inc. (a) (b)	32,030,085
		88,655,004
	Food Products — 0.5%
31,061	Bunge Global S.A.	2,364,674
17,762	Ingredion, Inc.	2,423,447
63,837	Pilgrim’s Pride Corp. (a)	2,970,974
38,739	Simply Good Foods (The) Co. (a)	1,472,082
		9,231,177
	Health Care Equipment & Supplies — 2.8%
105,706	Abbott Laboratories	13,522,969
276,144	Boston Scientific Corp. (a)	28,266,100
40,728	Inari Medical, Inc. (a)	3,244,800
52,495	Inmode Ltd. (a)	903,439
10,130	Inspire Medical Systems, Inc. (a)	1,960,155
17,062	Penumbra, Inc. (a)	4,555,042
4,274	ResMed, Inc.	1,009,433
		53,461,938
	Health Care Providers & Services — 3.8%
86,569	Elevance Health, Inc. (b)	34,255,353
44,497	McKesson Corp.	26,464,591
17,867	UnitedHealth Group, Inc.	9,692,669
		70,412,613
	Hotels, Restaurants & Leisure — 0.5%
1,152	Booking Holdings, Inc.	5,457,669
38,547	Boyd Gaming Corp.	2,954,627
26,913	Travel + Leisure Co.	1,462,991
		9,875,287
	Household Durables — 0.6%
293,692	Newell Brands, Inc.	2,925,172
988	NVR, Inc. (a)	7,919,986
		10,845,158
	Insurance — 3.7%
70,759	Allstate (The) Corp.	13,609,079
15,537	Assurant, Inc.	3,343,407
70,161	Brown & Brown, Inc.	7,343,050
16,791	Everest Group Ltd.	5,835,040
48,876	Fidelity National Financial, Inc.	2,843,117
8,300	Hanover Insurance Group (The), Inc.	1,270,647
6,763	Kinsale Capital Group, Inc.	2,988,840
6,107	Primerica, Inc.	1,772,068
106,641	Progressive (The) Corp.	26,280,608
6,821	Prudential Financial, Inc.	823,704
14,632	Reinsurance Group of America, Inc.	3,334,048
		69,443,608
	Interactive Media & Services — 7.0%
185,391	Alphabet, Inc., Class A (b)	37,823,472

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services (Continued)
151,669	Alphabet, Inc., Class C (b)	$31,183,146
126,636	Bumble, Inc., Class A (a)	1,027,018
65,443	Meta Platforms, Inc., Class A (b)	45,102,007
496,257	Pinterest, Inc., Class A (a)	16,356,631
		131,492,274
	IT Services — 1.0%
15,214	ASGN, Inc. (a)	1,342,027
25,408	EPAM Systems, Inc. (a)	6,452,616
69,828	Twilio, Inc., Class A (a)	10,235,388
		18,030,031
	Life Sciences Tools & Services — 0.3%
18,457	Medpace Holdings, Inc. (a)	6,444,262
	Machinery — 1.1%
18,766	Federal Signal Corp.	1,844,886
27,258	IDEX Corp.	6,114,242
64,749	Pentair PLC	6,713,176
43,351	Toro (The) Co.	3,609,838
6,850	Watts Water Technologies, Inc., Class A	1,416,443
		19,698,585
	Media — 0.3%
47,916	New York Times (The) Co., Class A	2,601,839
15,018	Nexstar Media Group, Inc.	2,301,058
		4,902,897
	Metals & Mining — 0.9%
777,184	Kinross Gold Corp.	8,766,635
15,697	Royal Gold, Inc.	2,194,755
81,031	Wheaton Precious Metals Corp.	5,062,007
		16,023,397
	Mortgage REITs — 0.1%
216,328	Rithm Capital Corp.	2,489,935
	Oil, Gas & Consumable Fuels — 3.6%
157,446	Antero Resources Corp. (a)	5,875,885
27,970	California Resources Corp.	1,376,124
435,702	Cenovus Energy, Inc.	6,304,608
67,394	Cheniere Energy, Inc.	15,072,668
42,591	Chord Energy Corp.	4,789,358
91,002	Expand Energy Corp.	9,245,803
9,238	Gulfport Energy Corp. (a)	1,649,075
47,947	HF Sinclair Corp.	1,729,928
19,048	Kinetik Holdings, Inc.	1,227,263
87,198	Magnolia Oil & Gas Corp., Class A	2,066,592
506,190	Petroleo Brasileiro S.A., ADR	7,192,960
123,005	Plains All American Pipeline, L.P. (c)	2,435,499
185,571	Suncor Energy, Inc.	6,970,047
16,303	Valero Energy Corp.	2,168,299
		68,104,109
	Paper & Forest Products — 0.2%
28,777	Louisiana-Pacific Corp.	3,366,046

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Passenger Airlines — 0.1%
14,123	SkyWest, Inc. (a)	$1,707,753
	Personal Care Products — 0.1%
34,033	BellRing Brands, Inc. (a)	2,632,453
	Pharmaceuticals — 2.4%
12,282	Axsome Therapeutics, Inc. (a)	1,307,542
379,705	Bristol-Myers Squibb Co.	22,383,610
38,502	Corcept Therapeutics, Inc. (a)	2,576,554
37,764	Harmony Biosciences Holdings, Inc. (a)	1,464,110
31,111	Jazz Pharmaceuticals PLC (a)	3,869,275
51,744	Johnson & Johnson	7,872,850
60,991	Novartis AG, ADR	6,386,977
		45,860,918
	Professional Services — 1.3%
54,296	Booz Allen Hamilton Holding Corp.	7,004,184
9,385	FTI Consulting, Inc. (a)	1,833,360
49,641	Genpact Ltd.	2,417,020
48,579	Leidos Holdings, Inc.	6,899,675
48,718	Parsons Corp. (a)	3,861,876
17,445	Science Applications International Corp.	1,888,945
87,996	Upwork, Inc. (a)	1,386,817
		25,291,877
	Semiconductors & Semiconductor Equipment — 10.5%
37,398	Astera Labs, Inc. (a)	3,792,905
140,701	Broadcom, Inc. (b)	31,132,910
41,784	KLA Corp.	30,846,620
21,854	MACOM Technology Solutions Holdings, Inc. (a)	2,890,192
11,658	Nova Ltd. (a)	2,858,308
726,153	NVIDIA Corp. (b)	87,189,191
225,173	QUALCOMM, Inc. (b)	38,939,167
		197,649,293
	Software — 7.3%
17,100	Commvault Systems, Inc. (a)	2,723,346
134,122	Dropbox, Inc., Class A (a)	4,312,023
199,409	Fortinet, Inc. (a)	20,116,380
133,197	Freshworks, Inc., Class A (a)	2,477,464
223,290	Microsoft Corp. (b)	92,678,748
26,244	Monday.com Ltd. (a)	6,704,292
12,035	Tyler Technologies, Inc. (a)	7,240,737
		136,252,990
	Specialized REITs — 0.2%
17,162	American Tower Corp.	3,174,112
	Specialty Retail — 0.0%
26,121	Upbound Group, Inc.	766,390
	Technology Hardware, Storage & Peripherals — 5.7%
452,167	Apple, Inc. (b)	106,711,412
	Textiles, Apparel & Luxury Goods — 0.8%
35,800	PVH Corp.	3,207,680

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
4,118	Ralph Lauren Corp.	$1,028,264
137,238	Tapestry, Inc.	10,010,140
14,246,084
Tobacco — 1.0%
370,198	Altria Group, Inc. (b)	19,335,442
Trading Companies & Distributors — 0.5%
9,594	W.W. Grainger, Inc.	10,195,256
	Total Common Stocks	1,803,848,429
(Cost $1,673,344,528)
MONEY MARKET FUNDS — 3.3%
60,579,179	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (d)	60,579,179
(Cost $60,579,179)
	Total Investments — 99.4%	1,864,427,608
(Cost $1,733,923,707)
COMMON STOCKS SOLD SHORT — (24.5)%
Aerospace & Defense — (2.0)%
(64,162)	Boeing (The) Co. (a)	(11,325,876)
(9,362)	BWX Technologies, Inc.	(1,057,251)
(17,286)	Embraer S.A., ADR (a)	(708,207)
(17,504)	General Dynamics Corp.	(4,498,178)
(52,004)	General Electric Co.	(10,586,454)
(6,765)	Huntington Ingalls Industries, Inc.	(1,334,464)
(9,689)	L3Harris Technologies, Inc.	(2,054,165)
(9,146)	Northrop Grumman Corp.	(4,456,572)
(14,204)	Textron, Inc.	(1,086,748)
(37,107,915)
Air Freight & Logistics — (0.3)%
(19,844)	FedEx Corp	(5,256,080)
(46,487)	ZTO Express Cayman, Inc., ADR	(867,448)
(6,123,528)
Automobile Components — (0.1)%
(10,954)	Autoliv, Inc.	(1,058,814)
(64,352)	Goodyear Tire & Rubber (The) Co. (a)	(570,802)
(1,629,616)
Automobiles — (0.1)%
(5,126)	Toyota Motor Corp., ADR	(968,455)
(8,158)	Winnebago Industries, Inc.	(389,953)
(1,358,408)
Banks — (0.7)%
(164,722)	Barclays PLC, ADR	(2,418,119)
(14,929)	Cadence Bank	(525,501)
(59,093)	Citizens Financial Group, Inc.	(2,811,054)
(2,601)	Credicorp Ltd.	(476,243)
(83,199)	Flagstar Financial, Inc.	(984,244)
(72,573)	ICICI Bank Ltd., ADR	(2,080,668)
(24,306)	Old National Bancorp	(579,698)
(16,010)	Synovus Financial Corp.	(903,284)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Banks (Continued)
(19,238)	Western Alliance Bancorp	$(1,690,443)
(16,595)	Zions Bancorp N.A.	(960,187)
(13,429,441)
Beverages — (0.7)%
(147,524)	Coca-Cola (The) Co.	(9,364,824)
(18,728)	Coca-Cola Europacific Partners PLC	(1,471,084)
(11,213)	Diageo PLC, ADR	(1,345,224)
(10,664)	Fomento Economico Mexicano S.A.B. de C.V., ADR	(909,852)
(13,090,984)
Broadline Retail — (1.2)%
(113,911)	Alibaba Group Holding Ltd., ADR	(11,258,963)
(273,651)	JD.com, Inc., ADR	(11,143,069)
(22,402,032)
Building Products — (0.2)%
(47,447)	Johnson Controls International PLC	(3,700,866)
Capital Markets — (0.3)%
(61,628)	Franklin Resources, Inc.	(1,370,607)
(48,267)	Invesco Ltd.	(928,174)
(17,257)	Jefferies Financial Group, Inc.	(1,326,891)
(19,518)	UBS Group AG	(691,328)
(13,589)	Virtu Financial, Inc., Class A	(544,375)
(4,861,375)
Chemicals — (1.6)%
(16,674)	Air Products and Chemicals, Inc.	(5,590,125)
(31,263)	Albemarle Corp.	(2,632,032)
(56,002)	Aspen Aerogels, Inc. (a)	(654,663)
(26,968)	Celanese Corp.	(1,915,807)
(39,400)	Corteva, Inc.	(2,571,638)
(80,048)	Dow, Inc.	(3,125,874)
(26,561)	DuPont de Nemours, Inc.	(2,039,885)
(20,655)	Linde PLC	(9,214,609)
(55,973)	Mosaic (The) Co.	(1,561,087)
(28,746)	Nutrien Ltd.	(1,484,156)
(30,789,876)
Commercial Services & Supplies — (0.1)%
(14,539)	GFL Environmental, Inc.	(627,067)
(4,653)	Waste Management, Inc.	(1,024,870)
(1,651,937)
Communications Equipment — (0.1)%
(24,181)	Ciena Corp. (a)	(2,107,132)
Construction & Engineering — (0.1)%
(5,051)	Dycom Industries, Inc. (a)	(955,447)
(40,979)	WillScot Holdings Corp. (a)	(1,518,682)
(2,474,129)
Construction Materials — (0.1)%
(181,027)	Cemex SAB de CV, ADR	(1,073,490)
Consumer Staples Distribution & Retail — (0.5)%
(72,144)	Dollar Tree, Inc. (a)	(5,291,762)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Consumer Staples Distribution & Retail (Continued)
(25,267)	Grocery Outlet Holding Corp. (a)	$(409,073)
(50,121)	Kroger (The) Co.	(3,089,458)
(8,790,293)
Containers & Packaging — (0.1)%
(113,872)	Amcor PLC	(1,106,836)
(31,700)	Graphic Packaging Holding Co.	(869,531)
(1,976,367)
Distributors — (0.1)%
(16,371)	Genuine Parts Co.	(1,903,129)
Diversified Consumer Services — (0.1)%
(7,077)	Bright Horizons Family Solutions, Inc. (a)	(867,640)
(21,016)	H&R Block, Inc.	(1,162,395)
(2,030,035)
Diversified Telecommunication Services — (0.2)%
(38,652)	AT&T, Inc.	(917,212)
(40,764)	BCE, Inc.	(969,775)
(218,557)	Lumen Technologies, Inc. (a)	(1,079,672)
(2,966,659)
Electrical Equipment — (0.8)%
(8,776)	Atkore, Inc.	(714,717)
(27,146)	GE Vernova, Inc.	(10,122,201)
(8,905)	Rockwell Automation, Inc.	(2,479,419)
(183,663)	Sunrun, Inc. (a)	(1,662,150)
(14,978,487)
Electronic Equipment, Instruments & Components — (0.2)%
(5,767)	Arrow Electronics, Inc. (a)	(672,144)
(37,406)	Flex Ltd. (a)	(1,557,960)
(5,005)	Insight Enterprises, Inc. (a)	(864,613)
(3,094,717)
Energy Equipment & Services — (0.4)%
(74,661)	Baker Hughes Co.	(3,447,845)
(119,337)	Halliburton Co.	(3,105,149)
(20,013)	Helmerich & Payne, Inc.	(632,210)
(7,185,204)
Entertainment — (0.5)%
(81,262)	Walt Disney (The) Co.	(9,187,482)
(18,138)	Warner Music Group Corp., Class A	(576,788)
(9,764,270)
Financial Services — (0.2)%
(44,211)	Corebridge Financial, Inc.	(1,492,564)
(27,565)	Equitable Holdings, Inc.	(1,500,087)
(2,992,651)
Food Products — (0.5)%
(76,176)	Conagra Brands, Inc.	(1,972,197)
(24,660)	Darling Ingredients, Inc. (a)	(923,763)
(54,393)	General Mills, Inc.	(3,271,195)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Food Products (Continued)
(13,699)	J. M. Smucker (The) Co.	$(1,464,286)
(30,005)	Lamb Weston Holdings, Inc.	(1,798,500)
(9,429,941)
Ground Transportation — (0.1)%
(4,015)	Saia, Inc. (a)	(1,927,642)
Health Care Equipment & Supplies — (1.3)%
(12,299)	Alcon AG	(1,120,316)
(54,072)	Baxter International, Inc.	(1,760,584)
(16,911)	Cooper (The) Cos., Inc. (a)	(1,632,757)
(42,073)	GE HealthCare Technologies, Inc.	(3,715,046)
(7,739)	Haemonetics Corp. (a)	(534,378)
(7,773)	iRhythm Technologies, Inc. (a)	(846,091)
(89,313)	Medtronic PLC	(8,111,407)
(10,676)	PROCEPT BioRobotics Corp. (a)	(774,010)
(15,166)	Solventum Corp. (a)	(1,123,194)
(7,543)	STERIS PLC	(1,664,363)
(20,295)	Zimmer Biomet Holdings, Inc.	(2,221,896)
(23,504,042)
Health Care Providers & Services — (0.3)%
(31,419)	Acadia Healthcare Co, Inc. (a)	(1,417,311)
(6,718)	HealthEquity, Inc. (a)	(741,801)
(7,425)	Labcorp Holdings, Inc.	(1,854,765)
(11,312)	Universal Health Services, Inc., Class B	(2,132,991)
(6,146,868)
Health Care Technology — (0.0)%
(71,084)	Evolent Health, Inc., Class A (a)	(742,828)
Hotels, Restaurants & Leisure — (0.3)%
(62,109)	Caesars Entertainment, Inc. (a)	(2,239,029)
(6,895)	Hyatt Hotels Corp., Class A	(1,090,996)
(9,938)	Light & Wonder, Inc. (a)	(873,650)
(38,112)	Sweetgreen, Inc., Class A (a)	(1,254,647)
(6,429)	Vail Resorts, Inc.	(1,093,701)
(6,552,023)
Industrial Conglomerates — (0.4)%
(51,794)	3M Co.	(7,883,047)
Insurance — (0.3)%
(52,990)	American International Group, Inc.	(3,903,243)
(8,701)	Loews Corp.	(743,500)
(13,594)	Unum Group	(1,036,543)
(5,683,286)
Interactive Media & Services — (0.3)%
(66,724)	Baidu Inc, ADR (a)	(6,045,194)
IT Services — (0.2)%
(22,966)	Akamai Technologies, Inc. (a)	(2,294,303)
(15,450)	Kyndryl Holdings, Inc. (a)	(586,482)
(2,880,785)
Leisure Products — (0.1)%
(19,504)	Hasbro, Inc.	(1,128,111)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Leisure Products (Continued)
(35,031)	Mattel, Inc. (a)	$(652,978)
(9,627)	Polaris, Inc.	(459,208)
(2,240,297)
Life Sciences Tools & Services — (0.5)%
(84,784)	Avantor, Inc. (a)	(1,888,988)
(18,416)	Bruker Corp.	(1,070,890)
(24,157)	Illumina, Inc. (a)	(3,206,600)
(16,732)	QIAGEN N.V.	(746,917)
(5,273)	Waters Corp. (a)	(2,190,826)
(9,104,221)
Machinery — (0.2)%
(4,523)	ITT, Inc.	(683,063)
(7,478)	Timken (The) Co.	(600,259)
(16,816)	Xylem, Inc.	(2,085,857)
(3,369,179)
Media — (0.4)%
(214,750)	Comcast Corp., Class A	(7,228,485)
(14,877)	Liberty Broadband Corp., Class C (a)	(1,140,471)
(8,368,956)
Metals & Mining — (1.1)%
(20,405)	ATI, Inc. (a)	(1,164,922)
(307,349)	Barrick Gold Corp	(5,031,303)
(110,131)	Freeport-McMoRan, Inc.	(3,948,196)
(44,780)	Gold Fields Ltd., ADR	(758,125)
(184,981)	Hecla Mining Co.	(1,050,692)
(41,269)	Rio Tinto PLC, ADR	(2,493,060)
(42,296)	Teck Resources Ltd., Class B	(1,729,061)
(457,212)	Vale S.A., ADR	(4,247,500)
(20,422,859)
Mortgage REITs — (0.1)%
(252,326)	AGNC Investment Corp.	(2,515,690)
Oil, Gas & Consumable Fuels — (1.1)%
(126,575)	BP PLC, ADR	(3,931,419)
(111,997)	Devon Energy Corp.	(3,819,098)
(29,994)	Diamondback Energy, Inc.	(4,929,814)
(71,581)	EQT Corp.	(3,659,221)
(15,391)	Golar LNG Ltd.	(627,183)
(31,574)	TC Energy Corp.	(1,422,409)
(803)	Texas Pacific Land Corp.	(1,041,627)
(90,515)	Uranium Energy Corp. (a)	(639,036)
(16,588)	Viper Energy, Inc.	(777,977)
(20,847,784)
Personal Care Products — (0.6)%
(82,052)	Coty, Inc., Class A (a)	(601,441)
(81,181)	Estee Lauder (The) Cos., Inc., Class A	(6,772,931)
(198,496)	Kenvue, Inc.	(4,225,980)
(11,600,352)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Professional Services — (0.3)%
(60,797)	Alight, Inc., Class A	$(416,459)
(6,696)	Broadridge Financial Solutions, Inc.	(1,595,121)
(21,606)	TransUnion	(2,144,396)
(11,138)	UL Solutions, Inc., Class A	(600,450)
(4,756,426)
Real Estate Management & Development — (0.0)%
(121,193)	Redfin Corp. (a)	(969,544)
Semiconductors & Semiconductor Equipment — (2.0)%
(22,435)	Amkor Technology, Inc.	(552,125)
(100,292)	ASE Technology Holding Co., Ltd., ADR	(1,017,964)
(41,337)	First Solar, Inc. (a)	(6,924,774)
(381,933)	Intel Corp.	(7,420,958)
(95,175)	Microchip Technology, Inc.	(5,168,003)
(91,750)	Micron Technology, Inc.	(8,371,270)
(35,105)	NXP Semiconductors N.V.	(7,321,148)
(36,776,242)
Software — (1.4)%
(290,813)	Cleanspark, Inc. (a)	(3,036,088)
(20,509)	Five9, Inc. (a)	(840,664)
(97,973)	IREN Ltd. (a)	(1,001,284)
(14,475)	Klaviyo, Inc., Class A (a)	(665,995)
(7,428)	Nice Ltd., ADR (a)	(1,234,088)
(48,531)	Oracle Corp.	(8,253,182)
(9,537)	PTC, Inc. (a)	(1,845,219)
(27,708)	Salesforce, Inc.	(9,467,823)
(26,344,343)
Specialized REITs — (0.2)%
(21,687)	Digital Realty Trust, Inc.	(3,553,632)
Specialty Retail — (0.6)%
(44,222)	Advance Auto Parts, Inc.	(2,144,767)
(67,296)	American Eagle Outfitters, Inc.	(1,086,157)
(5,724)	AutoNation, Inc. (a)	(1,079,260)
(9,834)	Boot Barn Holdings, Inc. (a)	(1,581,799)
(13,997)	Five Below, Inc. (a)	(1,312,639)
(8,466)	RH (a)	(3,548,185)
(15,461)	Valvoline, Inc. (a)	(573,758)
(11,326,565)
Technology Hardware, Storage & Peripherals — (0.2)%
(66,129)	Western Digital Corp. (a)	(4,306,982)
Textiles, Apparel & Luxury Goods — (0.3)%
(19,347)	Carter’s, Inc.	(1,043,190)
(32,831)	Levi Strauss & Co., Class A	(624,774)
(30,719)	Skechers USA, Inc., Class A (a)	(2,314,370)
(162,538)	Under Armour, Inc., Class A (a)	(1,357,192)
(5,339,526)
Tobacco — (0.1)%
(60,884)	British American Tobacco PLC, ADR	(2,413,442)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Trading Companies & Distributors — (0.4)%
(14,553)	AerCap Holdings N.V.	$(1,391,267)
(3,539)	Herc Holdings, Inc.	(721,814)
(6,009)	United Rentals, Inc.	(4,555,183)
(6,668,264)
Wireless Telecommunication Services — (0.5)%
(39,318)	T-Mobile US, Inc.	(9,159,915)
(74,597)	Vodafone Group PLC, ADR	(637,058)
(9,796,973)
	Total Investments Sold Short — (24.5)%	(458,999,474)
(Proceeds $461,585,225)
	Net Other Assets and Liabilities — 25.1%	471,097,124
	Net Assets — 100.0%	$1,876,525,258
Futures Contracts at January 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Russell 2000 E-mini Futures	282	Mar-2025	$32,365,140	$(1,838,675)

Futures Contracts Short
S&P 500 E-mini Futures	561	Mar-2025	$(170,186,363)	$1,797,697
		Total	$(137,821,223)	$(40,978)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At January 31, 2025, the segregated value of these securities amounts to $380,543,747.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Country Allocation†	% of Net Assets
United States	75.1%
Canada	0.8
Luxembourg	0.6
Bermuda	0.5
Israel	0.5
Switzerland	0.4
Ireland	0.3
Brazil	0.1
South Africa	(0.0)††
Japan	(0.0)††
Australia	(0.0)††
Taiwan	(0.1)
Jersey	(0.1)
Singapore	(0.1)
Mexico	(0.1)
India	(0.1)
Netherlands	(0.5)
United Kingdom	(0.8)
Cayman Islands	(1.6)
Total Investments	74.9
Net Other Assets and Liabilities	25.1
Total	100.0%

†	The presentation is based on net long and short positions.
††	Amount is less than 0.1%.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,803,848,429	$1,803,848,429	$—	$—
Money Market Funds	60,579,179	60,579,179	—	—
Total Investments	1,864,427,608	1,864,427,608	—	—
Futures Contracts	1,797,697	1,797,697	—	—
Total	$1,866,225,305	$1,866,225,305	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(458,999,474)	$(458,999,474)	$—	$—
Futures Contracts	(1,838,675)	(1,838,675)	—	—
Total	$(460,838,149)	$(460,838,149)	$—	$—

*	See Portfolio of Investments for industry breakout.